DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The below are the data of operating results attributed to the discontinued operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024

Revenues	-	501	824	1,352
Cost of revenues	-	445	767	1,255
Gross profit	-	56	57	97

Expenses:
Research and development costs	-	31	9	156
General and administration expenses	-	310	1,455	1,038
Operating loss	-	(285)	(1,407)	(1,097)

Other expense	-		-	-
Financial (income) expense	-	20	9	43
Loss before taxes on income	-	(305)	(1,416)	(1,140)
Income tax expense	-	-	-	-
Loss on disposal of discontinued operations*	-	-	(1,009)	-
Net loss for the period from discontinued operations	-	(305)	(2,425)	(1,140)

(*)	The loss on disposal of discontinued operations was determined as follows:

	Nine months ended September 30
	2025	2024

Consideration received on disposal of discontinued operations	$148	$-
Cash disposed of	(549)	-
Net cash outflow on disposal of discontinued operations	(401)	-

Net assets disposed (other than cash):
Property, equipment and right of use assets, net	(416)	-
Trade and other receivables	(668)
Trade and other payables	223	-
Loans	94	-
Severance payments, net	159	-
	$(1,009)	$-

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 10 – DISCONTINUED OPERATIONS (CONTINUED)

	Nine months ended
	September 30
	2025	2024

Net cash flows provided by (used by) discontinued operations

From operating activities	515	25
From investing activities	(44)	(4)
From financing activities	(132)	(88)
	339	(67)